CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash dividends (Details)	1 Months Ended						12 Months Ended
	May 31, 2021 ARS ($)	May 31, 2020 ARS ($)	Oct. 31, 2019 ARS ($)	Aug. 31, 2019 ARS ($)	May 31, 2019 ARS ($)	Apr. 30, 2019 ARS ($)	Dec. 31, 2021 ARS ($)		Dec. 31, 2020 ARS ($)		Dec. 31, 2019 ARS ($)		Aug. 11, 2021 USD ($)	Apr. 30, 2021 ARS ($)	Nov. 13, 2020 USD ($)	Apr. 30, 2020 ARS ($)
Cash dividends
Distributed amount							$ 40,020,000,000	[1]	$ 38,809,000,000	[2]	$ 38,646,000,000	[2]
Amount paid in current currency							744,000,000		554,000,000		73,007,000,000
Dividends received							166,000,000		71,000,000		143,000,000
Non cash assets dividends							24,723,374,678
2030 Global Bonds
Cash dividends
Nominal value of bonds													$ 370,386,472		$ 157,642,897
2035 Global Bonds
Cash dividends
Nominal value of bonds													$ 186,621,565		$ 271,896,177
Non-cash assets dividends, 2021
Cash dividends
Non cash assets dividends							35,068,340,043
Current currency
Cash dividends
Dividends approved							834,000,000		556,000,000		74,117,000,000
Amount paid in current currency							744,000,000		554,000,000		73,007,000,000
Dividends received							234,000,000		121,000,000		380,000,000
Non cash assets dividends							38,809
Proceeds from voluntary reserve for future cash flow dividends							9,963
Proceeds from voluntary reserve to maintain investments in capital assets and current level of solvency							28,846
Current currency | Non-cash assets dividends, 2021
Cash dividends
Non cash assets dividends							40,020
Telecom Argentinas
Cash dividends
Dividends approved			$ 17,387,000,000	$ 7,045,000,000		$ 6,300,000,000
Telecom Argentinas | Current currency
Cash dividends
Dividends approved			38,646,000,000	17,126,000,000
Amount paid in current currency			$ 38,646,000,000	$ 17,126,000,000	$ 16,712,000,000	17,808,000,000
Ver T.V. S.A.
Cash dividends
Dividends received							109,000,000		50,000,000		97,000,000
Ver T.V. S.A. | Current currency
Cash dividends
Dividends received							153,000,000		86,000,000		260,000,000
Teledifusora San Miguel Arcngel S.A.
Cash dividends
Dividends received							57,000,000		21,000,000		41,000,000
Teledifusora San Miguel Arcngel S.A. | Current currency
Cash dividends
Dividends received							$ 81,000,000		$ 35,000,000		108,000,000
La Capital Cable S.A.
Cash dividends
Dividends received											5,000,000
La Capital Cable S.A. | Current currency
Cash dividends
Dividends received											$ 12,000,000
Nucleo
Cash dividends
Dividends approved						197,000,000								$ 650,000,000
Nucleo | Currency of transaction date one
Cash dividends
Dividends approved																$ 295,000,000
Nucleo | Current currency
Cash dividends
Dividends approved						$ 537,000,000								$ 834,000,000
Amount paid in current currency	$ 744,000,000	$ 554,000,000			$ 523,000,000
Nucleo | Current currency one
Cash dividends
Dividends approved																$ 556,000,000

[1]	See Note 3.d.1.b).
[2]	See Note 4.b)